Other Intangible Asset - Schedule of Other Intangible Asset (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Software [Member]
Schedule of Other Intangible Asset [Line Items]
Cost Beginning Balance	¥ 10,232		¥ 7,080
Additions	1,403		5,541
Amortization provided during the year	(2,100)		(2,389)
Cost Ending Balance	9,535	$ 1,306	10,232
Cost	18,728		17,325
Accumulated amortization	(9,193)		(7,093)
Net carrying amount	9,535		10,232
Net carrying amount in US$ (in Dollars)	9,535		10,232
Patent [Member]
Schedule of Other Intangible Asset [Line Items]
Cost Beginning Balance	48,089		48,599
Additions			6,000
Amortization provided during the year	(7,251)		(6,510)
Cost Ending Balance	40,838	5,595	48,089
Cost	93,050		93,050
Accumulated amortization	(52,212)		(44,961)
Net carrying amount	40,838		48,089
Net carrying amount in US$ (in Dollars)	40,838		48,089
License [Member]
Schedule of Other Intangible Asset [Line Items]
Cost Beginning Balance	27,125		28,625
Additions
Amortization provided during the year	(1,500)		(1,500)
Cost Ending Balance	25,625	3,511	27,125
Cost	30,000		30,000
Accumulated amortization	(4,375)		(2,875)
Net carrying amount	25,625		27,125
Net carrying amount in US$ (in Dollars)	25,625		27,125
Construction In process [Member]
Schedule of Other Intangible Asset [Line Items]
Cost Beginning Balance	85,446		84,304
Additions	1,403		11,541
Amortization provided during the year	(10,851)		(10,399)
Cost Ending Balance	75,998	$ 10,412	85,446
Cost	141,778		140,375
Accumulated amortization	(65,780)		(54,929)
Net carrying amount	75,998		85,446
Net carrying amount in US$ (in Dollars)	¥ 75,998		¥ 85,446